Cost of Sales	12 Months Ended
Dec. 31, 2025
Cost of Sales [Abstract]
COST OF SALES
19	COST OF SALES

	For the year ended December 31,
	2023	2024	2025	2025
	RM	RM	RM	Convenience Translation USD
Purchases	11,505,970	12,321,935	17,555,560	4,325,629
Commissions	590,587	1,704,750	-	-
Marketing	1,679,862	2,116,150	3,490,773	860,114
Depreciation of plant and equipment	1,292,349	1,624,383	3,496,317	861,480
Software development	574,501	412,000	2,296,705	565,900
Server maintenance	1,463,433	19,053,935	30,340,342	7,475,753
Employee benefit expenses	4,006,075	2,608,275	2,705,764	666,690
Total	21,112,777	39,841,428	59,885,461	14,755,566

Cost of sales from services consists of purchases and maintenance of power server, purchases of API software, dealer commissions, marketing and advertisement expenses spent on behalf of customers, server maintenance, source code, software development and depreciation.

Cost of sales from tangible products consist of purchases of thermal paper roll, food ordering kiosk and power bank charging machine.

Cost of sales from rental consists of depreciation.

Cost of sales from others consists of purchase of kitchen supplies, material and packaging cost and venue cost, depreciation and packaging machine.

Total depreciation under cost of sale amount RM 1,624,383 and RM 3,496,317 for year ended December 31, 2024 and 2025, respectively.